INCOME TAXES 4 (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Tax Asset Valuation Allowance, Variable Interest Entities [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	$ 108	$ 116
Deferred Tax Asset Valuation Allowance, Foreign Net Operating Losses [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	20	14
Deferred Tax Asset Valuation Allowance, Future Foreign Deductions [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount		8
Deferred Tax Asset Valuation Allowance, Federal State And Local Net Operating Losses [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	100	60
Deferred Tax Asset Valuation Allowance, Future Federal State And Local Deductions [Member]
Valuation Allowance [Line Items]
Valuation Allowance, Amount	$ 8